Loans, Impaired Loans, and Allowance for Credit Losses	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Loans, Impaired Loans, and Allowance for Credit Losses

NOTE 6:  LOANS, IMPAIRED LOANS, AND ALLOWANCE FOR CREDIT LOSSES

The following table provides the gross carrying amounts of loans and credit risk exposures on loan commitments and financial guarantee contracts by internal risk ratings for credit risk management purposes, presenting separately those that are subject to Stage 1, Stage 2, and Stage 3 allowances.

Loans and Acceptances by Risk Ratings

(millions of Canadian dollars)										As at
	January 31, 2021					October 31, 2020
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Residential mortgages[1,2,3]
Low Risk	$178,240	$3,079	$	n/a	$181,319	$169,710	$3,125	$	n/a	$172,835
Normal Risk	52,908	8,000		n/a	60,908	56,663	9,938		n/a	66,601
Medium Risk	–	6,698		n/a	6,698	–	7,690		n/a	7,690
High Risk	–	4,041		282	4,323	–	4,120		443	4,563

Default	n/a	n/a		620	620	n/a	n/a		530	530

Total	231,148	21,818		902	253,868	226,373	24,873		973	252,219

Allowance for loan losses	26	214		61	301	32	205		65	302

Loans, net of allowance	231,122	21,604		841	253,567	226,341	24,668		908	251,917
Consumer instalment and other personal[4]
Low Risk	77,094	1,158		n/a	78,252	77,178	1,199		n/a	78,377
Normal Risk	64,738	982		n/a	65,720	59,349	1,360		n/a	60,709
Medium Risk	24,807	3,724		n/a	28,531	28,094	3,631		n/a	31,725
High Risk	1,916	9,548		456	11,920	3,700	9,940		638	14,278

Default	n/a	n/a		527	527	n/a	n/a		371	371

Total	168,555	15,412		983	184,950	168,321	16,130		1,009	185,460

Allowance for loan losses	504	1,243		176	1,923	567	1,265		187	2,019

Loans, net of allowance	168,051	14,169		807	183,027	167,754	14,865		822	183,441
Credit card
Low Risk	4,792	119		n/a	4,911	3,916	49		n/a	3,965
Normal Risk	8,321	79		n/a	8,400	7,027	129		n/a	7,156
Medium Risk	9,588	750		n/a	10,338	10,431	804		n/a	11,235
High Risk	1,365	5,408		231	7,004	3,493	6,180		206	9,879

Default	n/a	n/a		87	87	n/a	n/a		99	99

Total	24,066	6,356		318	30,740	24,867	7,162		305	32,334

Allowance for loan losses	653	1,463		222	2,338	624	1,726		204	2,554

Loans, net of allowance	23,413	4,893		96	28,402	24,243	5,436		101	29,780
Business and government[1,2,3,5,6]
Investment grade or Low/Normal Risk	112,207	291		n/a	112,498	120,106	250		n/a	120,356
Non-Investment grade or Medium Risk	125,298	12,462		n/a	137,760	126,509	11,818		n/a	138,327
Watch and classified or High Risk	811	13,127		91	14,029	890	12,567		120	13,577

Default	n/a	n/a		963	963	n/a	n/a		982	982

Total	238,316	25,880		1,054	265,250	247,505	24,635		1,102	273,242

Allowance for loan and acceptances losses	1,306	1,739		326	3,371	1,321	1,706		388	3,415

Loans and acceptances, net of allowance	237,010	24,141		728	261,879	246,184	22,929		714	269,827
Total loans and acceptances[5,7]	662,085	69,466		3,257	734,808	667,066	72,800		3,389	743,255

Total Allowance for loan losses[7]	2,489	4,659		785	7,933	2,544	4,902		844	8,290
Total loans and acceptances, net of allowance[5,7]	$659,596	$64,807		$2,472	$726,875	$664,522	$67,898		$2,545	$734,965

[1]

As at January 31, 2021, impaired loans with a balance of $112 million (October 31, 2020 – $111 million) did not have a related allowance for loan losses. An allowance was not required for these loans as the balance relates to loans where the realizable value of the collateral exceeded the loan amount.

[2]

As at January 31, 2021, excludes trading loans and non-trading loans at FVTPL with a fair value of $13 billion (October 31, 2020 – $13 billion) and $3 billion (October 31, 2020 – $4 billion), respectively.

[3]	As at January 31, 2021, includes insured mortgages of $85 billion (October 31, 2020 – $86 billion).
[4]	As at January 31, 2021, includes Canadian government-insured real estate personal loans of $11 billion (October 31, 2020 – $12 billion).
[5]

As at January 31, 2021, includes loans that are measured at FVOCI of $2 billion (October 31, 2020 – $3 billion) and customers’ liability under acceptances of $19 billion (October 31, 2020 – $15 billion).

[6]

As at January 31, 2021, includes loans guaranteed by government agencies of $28 billion (October 31, 2020 – $27 billion), which are primarily classified in Non-Investment grade or a lower risk rating based on the borrowers’ credit risk.

[7]

As at January 31, 2021, Stage 3 includes acquired credit-impaired (ACI) loans of $200 million (October 31, 2020 – $232 million) and a related allowance for loan losses of $8 million (October 31, 2020 – $10 million), which have been included in the “Default” risk rating category as they were impaired at acquisition.

Loans and Acceptances by Risk Ratings (Continued) – Off-Balance Sheet Credit Instruments[1]

(millions of Canadian dollars)										As at
	January 31, 2021					October 31, 2020
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Retail Exposures[2]
Low Risk	$210,721	$315	$	n/a	$211,036	$200,226	$724	$	n/a	$200,950
Normal Risk	82,562	583		n/a	83,145	78,448	1,124		n/a	79,572
Medium Risk	20,298	732		n/a	21,030	35,187	1,444		n/a	36,631
High Risk	1,222	1,731		–	2,953	2,004	3,025		–	5,029
Default	n/a	n/a		–	–	n/a	n/a		–	–
Non-Retail Exposures[3]
Investment grade	192,824	–		n/a	192,824	194,182	–		n/a	194,182
Non-Investment grade	77,809	5,386		n/a	83,195	76,280	6,553		n/a	82,833
Watch and classified	35	4,999		–	5,034	18	4,416		–	4,434

Default	n/a	n/a		205	205	n/a	n/a		144	144
Total off-balance sheet credit instruments	585,471	13,746		205	599,422	586,345	17,286		144	603,775
Allowance for off-balance sheet credit instruments	358	632		14	1,004	381	672		34	1,087
Total off-balance sheet credit instruments, net of allowance	$585,113	$13,114		$191	$598,418	$585,964	$16,614		$110	$602,688

[1]	Exclude mortgage commitments.
[2]

As at January 31, 2021, includes $317 billion (October 31, 2020 – $321 billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.

[3]	As at January 31, 2021, includes $45 billion (October 31, 2020 – $43 billion) of the undrawn component of uncommitted credit and liquidity facilities.

The changes to the Bank’s allowance for loan losses, as at and for the three months ended January 31, 2021 and January 31, 2020, are shown in the following table.

Allowance for Loan Losses

(millions of Canadian dollars)	For the three months ended
	January 31, 2021				January 31, 2020
	Stage 1	Stage 2	Stage 3 [1]	Total	Stage 1	Stage 2	Stage 3 [1]	Total
Residential Mortgages
Balance at beginning of period	$32	$205	$65	$302	$28	$26	$56	$110
Provision for credit losses
Transfer to Stage 1[2]	16	(16)	–	–	6	(6)	–	–
Transfer to Stage 2	(12)	17	(5)	–	(1)	4	(3)	–
Transfer to Stage 3	–	(4)	4	–	–	(3)	3	–
Net remeasurement due to transfers[3]	(3)	3	–	–	(3)	2	–	(1)
New originations or purchases[4]	3	n/a	n/a	3	5	n/a	–	5
Net repayments[5]	(3)	(1)	–	(4)	–	–	–	–
Derecognition of financial assets (excluding disposals and write-offs)[6]	(1)	(8)	(5)	(14)	(1)	(1)	(5)	(7)
Changes to risk, parameters, and models[7]	(5)	22	3	20	(4)	6	11	13
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(4)	(4)	–	–	(7)	(7)
Recoveries	1	(3)	3	1	–	–	1	1
Foreign exchange and other adjustments	(2)	(1)	–	(3)	–	–	–	–
Balance at end of period	$26	$214	$61	$301	$30	$28	$56	$114
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments, at beginning of period	$595	$1,330	$187	$2,112	$717	$417	$175	$1,309
Provision for credit losses
Transfer to Stage 1[2]	269	(266)	(3)	–	84	(78)	(6)	–
Transfer to Stage 2	(43)	59	(16)	–	(36)	48	(12)	–
Transfer to Stage 3	(2)	(52)	54	–	(3)	(36)	39	–
Net remeasurement due to transfers[3]	(102)	49	1	(52)	(35)	43	3	11
New originations or purchases[4]	51	n/a	n/a	51	78	n/a	–	78
Net repayments[5]	(25)	(27)	(3)	(55)	(24)	(8)	(3)	(35)
Derecognition of financial assets (excluding disposals and write-offs)[6]	(21)	(38)	(7)	(66)	(21)	(11)	(5)	(37)
Changes to risk, parameters, and models[7]	(181)	300	154	273	(33)	64	256	287
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(258)	(258)	–	–	(342)	(342)
Recoveries	–	–	75	75	–	–	79	79
Foreign exchange and other adjustments	(12)	(22)	(8)	(42)	1	1	1	3
Balance, including off-balance sheet instruments, at end of period	529	1,333	176	2,038	728	440	185	1,353
Less: Allowance for off-balance sheet instruments[8]	25	90	–	115	30	33	–	63
Balance at end of period	$504	$1,243	$176	$1,923	$698	$407	$185	$1,290
Credit Card[9]
Balance, including off-balance sheet instruments, at beginning of period	$799	$2,181	$204	$3,184	$934	$673	$322	$1,929
Provision for credit losses
Transfer to Stage 1[2]	378	(373)	(5)	–	161	(155)	(6)	–
Transfer to Stage 2	(42)	57	(15)	–	(55)	68	(13)	–
Transfer to Stage 3	(2)	(180)	182	–	(8)	(133)	141	–
Net remeasurement due to transfers[3]	(161)	62	2	(97)	(62)	84	12	34
New originations or purchases[4]	27	n/a	n/a	27	35	n/a	–	35
Net repayments[5]	(9)	(2)	6	(5)	70	7	12	89
Derecognition of financial assets (excluding disposals and write-offs)[6]	(12)	(36)	(45)	(93)	(25)	(29)	(103)	(157)
Changes to risk, parameters, and models[7]	(115)	216	115	216	(101)	210	369	478
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(282)	(282)	–	–	(452)	(452)
Recoveries	–	–	67	67	–	–	84	84
Foreign exchange and other adjustments	(21)	(58)	(7)	(86)	3	3	1	7
Balance, including off-balance sheet instruments, at end of period	842	1,867	222	2,931	952	728	367	2,047
Less: Allowance for off-balance sheet instruments[8]	189	404	–	593	209	163	–	372
Balance at end of period	$653	$1,463	$222	$2,338	$743	$565	$367	$1,675

[1]	Includes allowance for loan losses related to ACI loans.
[2]	Transfers represent stage transfer movements prior to ECL remeasurement.
[3]

Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2, Summary of Significant Accounting Policies and Note 3, Significant Accounting Judgments, Estimates and Assumptions of the Bank’s 2020 Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

[4]	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
[5]	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
[6]	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
[7]

Represents the changes in the allowance related to current period changes in risk (e.g., Probability of Default (PD)) caused by changes to macroeconomic factors, level of risk, parameters, and/or models, subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward Looking Information” and “Expert Credit Judgment” sections of Note 2, Summary of Significant Accounting Policies and Note 3, Significant Accounting Judgments, Estimates and Assumptions of the Bank’s 2020 Annual Consolidated Financial Statements for further details.

[8]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.
[9]

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2020 Annual Consolidated Financial Statements for further details.

Allowance for Loan Losses (Continued)
(millions of Canadian dollars)	For the three months ended
	January 31, 2021				January 31, 2020
	Stage 1	Stage 2	Stage 3 [1]	Total	Stage 1	Stage 2	Stage 3 [1]	Total
Business and Government[2]
Balance, including off-balance sheet instruments, at beginning of period	$1,499	$1,858	$422	$3,779	$736	$740	$208	$1,684
Provision for credit losses
Transfer to Stage 1[3]	103	(102)	(1)	–	42	(41)	(1)	–
Transfer to Stage 2	(138)	142	(4)	–	(24)	29	(5)	–
Transfer to Stage 3	(3)	(27)	30	–	(9)	(60)	69	–
Net remeasurement due to transfers[3]	(26)	37	(2)	9	(18)	34	(3)	13
New originations or purchases[3]	322	n/a	n/a	322	110	n/a	–	110
Net repayments[3]	7	(7)	(49)	(49)	(8)	(8)	(8)	(24)
Derecognition of financial assets (excluding disposals and write-offs)[3]	(199)	(182)	(62)	(443)	(81)	(109)	(40)	(230)
Changes to risk, parameters, and models[3]	(72)	204	137	269	6	147	104	257
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(131)	(131)	–	–	(47)	(47)
Recoveries	–	–	14	14	–	–	18	18
Foreign exchange and other adjustments	(43)	(46)	(14)	(103)	2	3	(4)	1
Balance, including off-balance sheet instruments, at end of period	1,450	1,877	340	3,667	756	735	291	1,782
Less: Allowance for off-balance sheet instruments[4]	144	138	14	296	78	82	18	178
Balance at end of period	1,306	1,739	326	3,371	678	653	273	1,604
Total Allowance, including off-balance sheet instruments, at end of period	2,847	5,291	799	8,937	2,466	1,931	899	5,296
Less: Total Allowance for off-balance sheet instruments	358	632	14	1,004	317	278	18	613
Total Allowance for Loan Losses at end of period	$2,489	$4,659	$785	$7,933	$2,149	$1,653	$881	$4,683

[1]	Includes allowance for loan losses related to ACI loans.
[2]	Includes the allowance for loan losses related to customers’ liability under acceptances.
[3]	For explanations regarding this line item, refer to the “Allowance for Loan Losses” table on the previous page in this Note.
[4]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.

The allowance for loan losses on all remaining financial assets is not significant.

FORWARD-LOOKING INFORMATION

Relevant macroeconomic factors are incorporated in risk parameters as appropriate. Additional risk factors that are industry or segment specific are also incorporated, where relevant. The key macroeconomic variables used in determining ECLs include regional unemployment rates for all retail exposures and regional housing price indices for residential mortgages and home equity lines of credit. For business and government loans, the key macroeconomic variables include GDP, unemployment rates, interest rates, and credit spreads. Refer to Note 3 of the Bank’s 2020 Annual Consolidated Financial Statements for a discussion of how forward-looking information is considered in determining whether there has been a significant increase in credit risk and in measuring ECLs.

Forward-looking macroeconomic forecasts are generated by TD Economics as part of the ECL process: A base economic forecast is accompanied with upside and downside estimates of realistically possible economic conditions. All macroeconomic forecasts are updated quarterly for each variable on a regional basis where applicable and incorporated as relevant into the quarterly modelling of base, upside and downside risk parameters used in the calculation of ECL scenarios and probability-weighted ECLs. Since the second quarter of 2020, macroeconomic variables for the downside scenario were based on plausible scenario analyses of COVID-19 impacts, given the lack of comparable historical data for a shock of this nature. Starting in the first quarter of 2021, the upside scenario was based on plausible scenario analyses of a more rapid recovery from the COVID-19 shock.

Macroeconomic Variables

Select macroeconomic variables are projected over the forecast period. The following table represents the average values of the macroeconomic variables over the next four calendar quarters and the remaining 4-year forecast period for the base forecast and upside and downside scenarios used in determining the Bank’s ECLs as at
January 31, 2021. As the forecast period increases, information about the future becomes less readily available and projections are anchored on assumptions around structural relationships between economic parameters that are inherently much less certain. Compared with the forecast as of October 31, 2020, the overall economic outlook has been upgraded, reflecting earlier-than-expected approval of multiple vaccines and additional fiscal supports resulting in a faster normalization of economic activity and lower expected unemployment rates. The economic outlook is particularly uncertain at present given the wide range of potential outcomes related to the pandemic, vaccine distribution, and government decisions.

Macroeconomic Variables

	Base Forecast						Upside Scenario		Downside Scenario
	Calendar Quarters[1]				Average Q1 2021- Q4 2021[2]	Remaining 4-year period[2]	Average Q1 2021- Q4 2021[2]	Remaining 4-year period[2]	Average Q1 2021- Q4 2021[2]	Remaining 4-year period[2]
	Q1 2021	Q2 2021	Q3 2021	Q4 2021
Unemployment rate
Canada	8.5%	7.5%	6.8%	6.5%	7.3%	5.9%	6.8%	5.8%	8.7%	7.1%
United States	6.7	6.1	5.6	5.3	5.9	4.4	5.4	4.2	7.3	5.6
Real GDP
Canada	1.6	9.2	6.5	4.6	5.1	2.2	6.6	2.1	1.8	2.5
United States	1.9	4.0	3.9	3.8	4.2	2.3	5.6	2.2	0.9	2.6
Home prices
Canada (average existing price)[3]	(17.3)	(7.3)	0.3	1.3	1.4	1.8	3.3	1.9	(2.2)	1.2
United States (CoreLogic HPI)[4]	7.1	3.9	3.1	2.8	6.8	2.7	8.1	2.8	3.0	2.1
Central bank policy interest rate
Canada	0.25	0.25	0.25	0.25	0.25	0.56	0.25	0.72	0.25	0.34
United States	0.25	0.25	0.25	0.25	0.25	0.56	0.25	0.91	0.25	0.34
U.S. 10-year treasury yield	0.98	1.13	1.28	1.43	1.21	1.88	1.44	2.31	0.83	1.70
U.S. 10-year BBB spread (%-pts)	1.75	1.78	1.80	1.80	1.78	1.80	1.76	1.76	2.04	1.82

Exchange rate (U.S. dollar/ Canadian dollar)	$0.79	$0.80	$0.81	$0.81	$0.80	$0.79	$0.82	$0.81	$0.76	$0.76

[1]	Quarterly figures for real GDP and home prices are presented as the quarter on quarter change, seasonally adjusted annualized rate.
[2]	The numbers represent average values for the quoted periods, and average of year-on-year growth for real GDP and home prices.
[3]	The average home price is the average transacted sale price of homes sold via the Multiple Listing Service (MLS); data is collected by the Canadian Real Estate Association (CREA).
[4]	The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home’s sales price over time.

SENSITIVITY OF ALLOWANCE FOR CREDIT LOSSES

The ECLs are sensitive to the inputs used in internally developed models, the macroeconomic variables in the forward-looking forecasts and respective probability weightings in determining the probability-weighted ECLs, and other factors considered when applying expert credit judgment. Changes in these inputs, assumptions, models, and judgments would affect the assessment of significant increase in credit risk and the measurement of ECLs. Refer to Note 3 of the Bank’s 2020 Annual Consolidated Financial Statements for further details and for significant judgments applied as a result of COVID-19.

The following table presents the base ECL scenario compared to the probability-weighted ECLs, with the latter derived from three ECL scenarios for performing loans and off-balance sheet instruments. The difference reflects the impact of deriving multiple scenarios around the base ECLs and resultant change in ECLs due to non-linearity and sensitivity to using macroeconomic forecasts.

Change from Base to Probability-Weighted ECLs

(millions of Canadian dollars, except as noted)		As at
	January 31, 2021	October 31, 2020
Probability-weighted ECLs	$8,138	$8,500

Base ECLs	7,885	8,157
Difference – in amount	$253	$343
Difference – in percentage	3.1%	4.0%

The ECLs for performing loans and off-balance sheet instruments consist of an aggregate amount of Stage 1 and Stage 2 probability-weighted ECLs which are twelve-month ECLs and lifetime ECLs, respectively. Transfers from Stage 1 to Stage 2 ECLs result from a significant increase in credit risk since initial recognition of the loan. The following table shows the estimated impact of staging on ECLs by presenting all performing loans and off-balance sheet instruments calculated using twelve-month ECLs compared to the current aggregate probability-weighted ECLs, holding all risk profiles constant.

Incremental Lifetime ECLs Impact
(millions of Canadian dollars)		As at
	January 31, 2021	October 31, 2020
Aggregate Stage 1 and 2 probability-weighted ECLs	$8,138	$8,500

All performing loans and off-balance sheet instruments using 12-month ECLs	6,081	6,482
Incremental lifetime ECLs impact	$2,057	$2,018

FORECLOSED ASSETS

Foreclosed assets are repossessed non-financial assets where the Bank gains title, ownership, or possession of individual properties, such as real estate properties, which are managed for sale in an orderly manner with the proceeds used to reduce or repay any outstanding debt. The Bank does not generally occupy foreclosed properties for its business use. The Bank predominantly relies on third-party appraisals to determine the carrying value of foreclosed assets. Foreclosed assets held for sale were $74 million as at January 31, 2021 (October 31, 2020 – $77 million), and were recorded in Other assets on the Interim Consolidated Balance Sheet.

LOANS PAST DUE BUT NOT IMPAIRED

A loan is classified as past due when a borrower has failed to make a payment by the contractual due date. The following table summarizes loans that are contractually past due but not impaired as at January 31, 2021 and October 31, 2020.

Loans Past Due but not Impaired[1,2,3]
(millions of Canadian dollars)								As at
	January 31, 2021				October 31, 2020
	1-30 days	31-60 days	61-89 days	Total	1-30 days	31-60 days	61-89 days	Total
Residential mortgages	$1,425	$211	$133	$1,769	$1,325	$221	$64	$1,610
Consumer instalment and other personal	5,363	587	204	6,154	5,623	590	200	6,413
Credit card	890	195	137	1,222	956	218	149	1,323
Business and government	1,915	939	533	3,387	2,521	723	329	3,573
Total	$9,593	$1,932	$1,007	$12,532	$10,425	$1,752	$742	$12,919

[1]	Includes loans that are measured at FVOCI.
[2]	Balances exclude ACI loans.
[3]

Loans deferred under a bank-led COVID-19 relief program are not considered past due. Where such loans were already past due, they are not aged further during the deferral period. Aging for deferred loans commences subsequent to the deferral period.

MODIFIED FINANCIAL ASSETS

To provide financial relief to customers affected by the economic consequences of COVID-19, the Bank is offering certain relief programs, including payment deferral options. Gains and losses resulting from these modifications were insignificant.

TRANSFERS OF FINANCIAL ASSETS QUALIFYING FOR DERECOGNITION

Canada Emergency Business Account Program

Under the Canada Emergency Business Account (CEBA) Program, with funding provided by Her Majesty in Right of Canada (the “Government of Canada”) and Export Development Canada (EDC) as the Government of Canada’s agent, the Bank provides eligible business banking customers with an interest-free, partially forgivable loan of up to $60,000 until December 31, 2022. If the loan is not repaid by December 31, 2022, it will be extended for an additional 3-year term bearing an interest rate of 5% per annum. As of January 31, 2021, the Bank had provided approximately 194,000 customers (October 31, 2020 – 184,000) with CEBA loans and had funded approximately $9.8 billion (October 31, 2020 – $7.3 billion) in loans under the program. Refer to Note 9 of the Bank’s 2020 Annual Consolidated Financial Statements for additional details.